Note 11 - Long-Term Debt And Convertible Debentures (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	2 Months Ended			12 Months Ended				12 Months Ended
	Jan. 16, 2013	Mar. 02, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 6.40% Senior Notes [Member]	Dec. 31, 2011 6.40% Senior Notes [Member]	Dec. 31, 2012 5.44% Senior Notes [Member]	Dec. 31, 2011 5.44% Senior Notes [Member]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)		$ 350,000
Line Of Credit Facility Increase In Borrowing Capacity (in Dollars)		100,000
Credit Facility Term		5 years
Debt, Weighted Average Interest Rate		2.20%		1.10%
Line of Credit Facility, Remaining Borrowing Capacity (in Dollars)			81,247	60,851
Letters of Credit Outstanding, Amount (in Dollars)			10,513	11,592
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					0.25%	0.60%
Senior Notes (in Dollars)							37,500	50,000	60,000	80,000
Debt Instrument, Interest Rate, Stated Percentage	3.84%		6.50%				6.40%		5.44%
Number Of Annual Principal Payments	5						4		5
Proceeds from Issuance of Private Placement (in Dollars)	150,000
Convertible Subordinated Debt (in Dollars)			$ 77,000	$ 77,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 28.00
Debt Instrument, Interest Rate, Effective Percentage			5.10%	4.80%